CNI CHARTER FUNDS

Large Cap Value Equity Fund
Institutional Class
Servicing Class
Class N

Large Cap Growth Equity Fund
Servicing Class
Class N

Supplement dated January 4, 2013, to the currently effective
Prospectus, Summary Prospectuses and SAI

The Large Cap Value Equity Fund and the Large Cap Growth Equity Fund liquidated on January 3, 2013 and, therefore, are no longer offered.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNI-SK-015-0100